Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Schedule of Breakdown for Lease Liabilities
The following table provides a breakdown for lease liabilities.

(€ thousands)	2025	2024
At January 1,	661,685	593,725
Interest expense	26,996	23,659
Repayment of lease liabilities (including interest expense)	(174,667)	(167,208)
Business combinations	649	—
Additions due to new leases and store renewals	285,444	195,955
Decrease of lease liabilities due to store closures	(16,969)	(7,867)
Translation differences	(51,549)	23,421
At December 31,	731,589	661,685
Of which:
Non-current	590,652	518,728
Current	140,937	142,957

Schedule of Lease Liabilities by Maturity Date
The following table summarizes the lease liabilities by maturity date:

(€ thousands)	At December 31,	Year 1	Year 2	Year 3	Year 4	Beyond
2025	731,589	140,937	122,545	105,798	92,262	270,047
2024	661,685	142,957	114,935	100,484	78,023	225,286